DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	1 Months Ended
Dec. 31, 2025
Nature of Business
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

ATII HOLDINGS INC.

NOTES TO FINANCIAL STATEMENTS

FOR THE PERIOD FROM DECEMBER 4, 2025 (INCEPTION) THROUGH DECEMBER 31, 2025

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

ATII Holdings Inc. (the “Company” or “Holdings”) was incorporated in Delaware on December 4, 2025. The Company was formed for the purpose of merging with Archimedes Tech SPAC Partners II Co. (“Archimedes II”) to facilitate the consummation of a business combination.

Liquidity and Going Concern

For the period from December 4, 2025 (inception) through December 31, 2025, the Company reported net loss of $659. As of December 31, 2025, the Company had no cash and working capital deficit of $659.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 205-40, “Financial Statement Presentation — Going Concern,” the Company’s management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these financial statements are available to be issued. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.